Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable
Accounts Receivable
	December 31,	December 31,
	2023	2022
Trade receivables	$1,738,694	$-
Other receivables	89,829	57,065
	1,828,523	57,065
Allowance for doubtful accounts	-	-
Net accounts receivable	1,828,523	57,065